OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 736	$ 690
Government authorities	109	34
Receivables from foreign currency derivative contracts		17
Other	58
Other accounts receivable and prepaid expenses	$ 903	$ 741